EARNINGS PER SHARE (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
EARNINGS PER SHARE
Net income (loss) attributed to holder of ordinary shares	$ (242,515,539)	$ 332,964	$ 168,996,086
Net income (loss) adjusted for dilutive securities	$ (242,515,539)	$ 332,964	$ 168,996,086
Weighted-average number of common shares outstanding-basic	172,671,369	173,496,901	172,870,921
Dilutive effect of non-vested shares		373,261	2,240,810
Weighted-average number of common shares outstanding-diluted	172,671,369	173,870,162	175,111,731
Basic earnings (loss) per share (in dollars per share)	$ (1.40)	$ 0.00	$ 0.98
Diluted earnings (loss) per share (in dollars per share)	$ (1.40)	$ 0.00	$ 0.97
Anti-dilutive securities excluded from computation of earnings per share
Shares issued depository bank to settle stock option awards upon exercise		40,000
Common shares issuable upon assumed conversion of convertible debt, share options and restricted shares
Anti-dilutive securities excluded from computation of earnings per share
Anti-dilutive securities (in shares)	21,175,141	23,918,618